Significant accounting policies - Capitalization of Interest (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capitalization [Line Items]
Total	CAD 5,271	CAD 7,071
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	1,189	3,584
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,657	1,577
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	CAD 2,425	CAD 1,910